Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
		Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Schwab Global Real Estate Fund [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab Global Real Estate Fund
Account Value	[1],[2]	$ 12,953.54	$ 11,914.04	$ 11,959.68	$ 13,996.13	$ 12,532.91	$ 12,841.75	$ 12,191.2	$ 11,081.42	$ 10,754.33	$ 9,395.8	$ 10,000
MSCI ACWI Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[3],[4]	MSCI ACWI Index (Net)
Account Value	[4]	$ 23,908.09	20,778.86	16,873	18,392.49	17,060.23	13,098.13	12,608.19	12,715.3	10,703.64	8,768.15	10,000
FTSE EPRA Nareit Global Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[4]	FTSE EPRA Nareit Global Index (Net)
Account Value	[4]	$ 12,129.18	$ 11,105.44	$ 11,104.26	$ 13,091.17	$ 11,924.94	$ 11,845.77	$ 11,591.15	$ 10,582.45	$ 10,265.23	$ 9,062.37	$ 10,000

[1]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns may have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
[3]	Due to new regulatory requirements, the fund’s regulatory index has changed from the FTSE EPRA Nareit Global Index (Net) to the MSCI ACWI Index (Net). The MSCI ACWI Index (Net) provides a broad measure of market performance. The FTSE EPRA Nareit Global Index (Net) is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
[4]	The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.